FINANCIAL RISK MANAGEMENT - Summary of Working Capital Calculation (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Total current assets	R$ 16,121,527	R$ 17,388,165
Total current liabilities	(13,337,868)	(13,601,218)
Total net working capital	R$ 2,783,659	R$ 3,786,947